Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Disclosure of derivative instruments	Derivative assets and derivative liabilities comprise the following:

	Financial assets		Financial liabilities
	2025	2024	2025	2024
	$m	$m	$m	$m
Held for trading derivatives carried at fair value through profit and loss that are not designated in hedge accounting relationships:
Synthetic equity swap	190.0	243.3	—	—
Agriculture contracts	163.5	296.7	163.2	221.5
Energy contracts	106.2	83.3	102.8	53.0
Foreign currency contracts	1,124.2	204.9	997.7	259.1
Precious metal contracts	7.8	1.3	17.2	3.9
Credit contracts	3.7	2.2	15.1	9.6
Metals contracts	15.9	3.2	26.3	3.1
Equity contracts	526.9	233.5	769.6	65.2
Crypto contracts	2.8	13.7	7.2	16.1
Rates contracts	128.0	55.6	134.7	62.8
Held for trading derivatives that are designated in hedge accounting relationships:
Foreign currency contracts	24.9	0.1	—	24.2
Rates contracts	46.4	25.7	20.0	33.2
	2,340.3	1,163.5	2,253.8	751.7
The following table details the maturity analysis of the derivatives hedge instruments designated in cash flow hedging relationships per notional value and by hedged risk:

	2025
	Maturity analysis per notional
	Less than 3 months	3 to 12 months	1 to 5 years	Over 5 years	Total
	$m	$m	$m	$m	$m
Hedged Risk
Foreign currency	35.5	63.0	5.5	—	104.0
Interest rate	100.0	547.0	2,640.9	—	3,287.9
	135.5	610.0	2,646.4	—	3,391.9

	2024
	Maturity analysis per notional
	Less than 3 months	3 to 12 months	1 to 5 years	Over 5 years	Total
	$m	$m	$m	$m	$m
Hedged Risk
Foreign currency	63.8	92.6	—	—	156.4
Interest rate	—	441.4	2,020.0	—	2,461.4
	63.8	534.0	2,020.0	—	2,617.8
The following table details the cash flow hedge relationships by hedged risk as at 31 December
2025 and 2024 is as follows:

	2025
	Hedging instrument					Hedged item	Ineffectiveness
	Carrying amount				Change in fair value used to calculate hedge ineffectivene ss	Gain/(loss) recognized in OCI	Ineffectiveness (loss) recognized in the income statement	Income statement presentation
	Notional amount[1]	Asset	Liability	Balance Sheet presentation
	$m	$m	$m		$m	$m	$m
Hedged Risk
Foreign currency	104.0	1.3	(0.1)	Derivative instruments	3.0	(3.0)	—	Other expenses
Interest rate	3,287.9	12.7	(1.4)		15.2	(15.2)	—	Net Interest Income
	3,391.9	14.0	(1.5)		18.2	(18.2)	—

	2024
	Hedging instrument					Hedged item	Ineffectiveness
	Carrying amount				Change in fair value used to calculate hedge ineffectivene ss	Gain/(loss) recognised in OCI	Ineffectiveness (loss) recognised in the income statement	Income statement presentation
	Notional amount[1]	Asset	Liability	Balance Sheet presentation
	$m	$m	$m		$m	$m	$m
Hedged Risk
Foreign currency	156.4	0.1	(1.9)	Derivative instruments	(5.1)	5.1	—	Other expenses
Interest rate	2,461.4	1.5	(26.1)		6.4	(6.4)	—	Net Interest Income
	2,617.8	1.6	(28.0)		1.3	(1.3)	—
1.The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
The following table details the maturity analysis of the derivatives hedging instruments designated in fair value hedge relationships per notional value and by hedged risk:

	2025
	Maturity analysis per notional
	Less than 3 months	3 to 12 months	1 to 5 years	Over 5 years	Total
	$m	$m	$m	$m	$m
Hedged Risk
Interest rate	—	—	1,727.3	—	1,727.3
	—	—	1,727.3	—	1,727.3

	2024
	Maturity analysis per notional
	Less than 3 months	3 to 12 months	1 to 5 years	Over 5 years	Total
	$m	$m	$m	$m	$m
Hedged Risk
Interest rate	—	—	927.3	—	927.3
	—	—	927.3	—	927.3
23      Derivative Instruments continued
The following table details the fair value hedge relationships by hedged risk as at 31 December
2025 and 2024 is as follows:

	2025
	Hedging instrument
	Carrying amount				Change in fair value used to calculate hedge ineffectiveness
	Notional amount[1]	Asset	Liability	Balance Sheet presentation
	$m	$m	$m		$m
Hedged Risk
Interest rate	1,727.3	58.5	(18.5)	Derivative instruments	(18.9)
	1,727.3	58.5	(18.5)		(18.9)

	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount			Change in fair value used to calculate hedge ineffectiveness	Ineffectiveness recognized in the income statement	Income statement presentation
	Asset	Liability	Asset	Liability	Balance Sheet presentation
	$m	$m	$m	$m		$m	$m
Hedged Risk
Interest rate	—	(1,490.8)	0.3	(11.6)	Debt Securities	(17.5)	—	Net Interest Income
	304.2	—	0.1	(1.5)	Treasury Instruments	(1.4)	—
	304.2	(1,490.8)	0.4	(13.1)		(18.9)	—
1.The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.

	2024
	Hedging instrument
	Carrying amount				Change in fair value used to calculate hedge ineffectiveness
	Notional amount[1]	Asset	Liability	Balance Sheet presentation
	$m	$m	$m		$m
Hedged Risk
Interest rate	927.3	24.2	(29.9)	Derivative instruments	(13.7)
	927.3	24.2	(29.9)		(13.7)
23      Derivative Instruments continued

	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount			Change in fair value used to calculate hedge ineffectiveness	Ineffectiveness recognized in the income statement	Income statement presentation
	Asset	Liability	Asset	Liability	Balance Sheet presentation
	$m	$m	$m	$m		$m	$m
Hedged Risk
Interest rate	—	(929.9)	6.1	—	Debt Securities	9.5	—	Net Interest Income
	—	(929.9)	6.1	—		9.5	—	—
1.The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.